Related party transactions - Other transactions (Details)	1 Months Ended	12 Months Ended
	Aug. 31, 2022 $ / shares shares	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($) vessel	Aug. 31, 2021 vessel
Disclosure of transactions between related parties [line items]
Number of vessels		1
Number of vessels in agreement to sell		18
Termination notice required upon sale of vehicle		3 months
Term of management payments due upon sale of vessel		3 months
Scorpio Commercial Management S.A.M. (SCM)
Disclosure of transactions between related parties [line items]
Contract termination fees | $		$ 2,500,000
Scorpio Ship Management S.A.M. (SSM)
Disclosure of transactions between related parties [line items]
Contract termination fees | $		$ 1,400,000
Product tanker
Disclosure of transactions between related parties [line items]
Number of vessels			0	0	9
Product tanker | MR
Disclosure of transactions between related parties [line items]
Number of vessels					5
Product tanker | LR1
Disclosure of transactions between related parties [line items]
Number of vessels					4
Product tanker | LR1 | SCM and SSM | Management
Disclosure of transactions between related parties [line items]
Number of vessels					2
Vessels
Disclosure of transactions between related parties [line items]
Number of vessels		113	131
Vessels | MR
Disclosure of transactions between related parties [line items]
Number of vessels				13
Vessels | MR | STI Fontvieille, STI Benicia, and STI Majestic
Disclosure of transactions between related parties [line items]
Number of vessels in agreement to sell		3
Vessels | LR1 | STI Excelsior, STI Executive, STI Excellence, STI Pride, STI Providence, STI Prestige, STI Experience, STI Express, STI Exceed, STI Excel, STI Expedite, and STI Precision
Disclosure of transactions between related parties [line items]
Number of vessels in agreement to sell		12
Vessels | LR2 | STI Savile Row, STI Carnaby and STI Nautilus
Disclosure of transactions between related parties [line items]
Number of vessels in agreement to sell		3
Other related parties
Disclosure of transactions between related parties [line items]
Guarantee paid | $			$ 0	$ 0
Other related parties | Scorpio Services Holding Limited (SSH)
Disclosure of transactions between related parties [line items]
Payment made to related parties, insurance settlement | $		$ 1,700,000
Other related parties | Entei, Inc.
Disclosure of transactions between related parties [line items]
Shares repurchased (in shares) | shares	1,293,661
Shares repurchased, average purchase price (in dollars per share) | $ / shares	$ 38.65
Other related parties | Vessels | MR | Scorpio Services Holding Limited (SSH) | STI Benicia
Disclosure of transactions between related parties [line items]
Number of vessels		1
Sale of ships, percentage of buyer-owned by related party		7.50%